Operating Leases (Details) - Schedule of Lease Obligations - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Lease Obligations [Abstract]
2023	$ 134,438	$ 107,020
2024	49,151	134,438
2025		49,151
Total payments	210,691	290,609
Amount representing interest	(8,391)	(19,142)
Lease obligation, net	202,300	271,467
Less current portion	(115,388)	(93,241)
Lease obligation – long term	$ 86,912	$ 178,226